Fees Summary	Nov. 25, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the related offering is $2,500,000,000.
Narrative - Max Aggregate Offering Price	$ 2,500,000,000
Final Prospectus	true